GUIDESTONE FUNDS
Supplement dated February 11, 2021
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         CHANGE TO MANAGEMENT OF THE FUNDS
Effective February 19, 2021, Matt L. Peden, CFA will no longer serve as an officer or portfolio manager of GuideStone Capital Management, LLC. All references to Mr. Peden are deleted in their entirety.
In the section disclosing “Investment Adviser and Portfolio Managers” for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund, on pages 10, 17, 24, 31, 38, 44, 50, 56 and 60, respectively, the tables are deleted in their entirety and replaced with the following:

GuideStone Capital Management, LLC
Tim Bray, CFA, CAIA, CDDA Director of Alternative Investments	Since April 2014
Brandon Pizzurro, CFP® Director of Public Investments	Since April 2019
David S. Spika, CFA President and Chief Investment Officer	Since February 2021
In the section disclosing “Investment Adviser and Portfolio Managers” for the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund, on pages 69, 76, 88, 110, 115, 120, 126, 131, 136, 141 and 148, respectively, the tables are deleted in their entirety and replaced with the following:

GuideStone Capital Management, LLC
Brandon Pizzurro, CFP® Director of Public Investments	Since April 2019
David S. Spika, CFA President and Chief Investment Officer	Since February 2021
In the section disclosing “Investment Adviser and Portfolio Managers” for the Strategic Alternatives Fund, on page 97, the table is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Tim Bray, CFA, CAIA, CDDA Director of Alternative Investments	Since June 2017
David S. Spika, CFA President and Chief Investment Officer	Since February 2021
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In the section disclosing “Investment Adviser and Portfolio Managers” for the Defensive Market Strategies® Fund, on page 104, the table is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Tim Bray, CFA, CAIA, CDDA Director of Alternative Investments	Since April 2014
Brandon Pizzurro, CFP® Director of Public Investments	Since January 2020
David S. Spika, CFA President and Chief Investment Officer	Since February 2021
Under the heading “Adviser,” on page 175, the first paragraph is deleted in its entirety and replaced with the following:
GuideStone Capital Management, LLC, an affiliate of GuideStone Financial Resources, is located at 5005 Lyndon B. Johnson Freeway, Suite 2200, Dallas, Texas 75244-6152 and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Trustees. GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. For the Adviser, Tim Bray, CFA, CAIA, CDDA, Director of Alternative Investments; Brandon Pizzurro, CFP®, Director of Public Investments; and David S. Spika, CFA, President and Chief Investment Officer, serve as portfolio managers for the Target Date Funds, Target Risk Funds and certain Select Funds. Mr. Spika is an officer of the Adviser. Messrs. Bray and Spika have worked for the Adviser for more than five years. Mr. Pizzurro joined the Adviser in 2017. Previously, Mr. Pizzurro was Senior Investment Analyst for First Command Financial Services. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated February 11, 2021
to
Statement of Additional Information (“SAI”) dated May 1, 2020
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         CHANGE TO MANAGEMENT OF THE FUNDS
Effective February 19, 2021, Matt L. Peden, CFA will no longer serve as an officer or portfolio manager of GuideStone Capital Management, LLC. All references to Mr. Peden are deleted in their entirety.
The “Other Accounts Managed” table, beginning on page 73, is amended as follows to update the information for GuideStone Capital Management, LLC. The information is current as of February 1, 2021.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
GuideStone Capital Management, LLC*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tim Bray, CFA, CAIA, CDDA
Brandon Pizzurro, CFP®
David S. Spika, CFA
*	The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
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The section entitled Securities Ownership, on page 106, is deleted in its entirety and replaced with the following:
Securities Ownership. Portfolio managers of the Sub-Advisers do not beneficially own any shares of the Funds. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager of the Adviser in each of the Funds as of December 31, 2020.
Name of Portfolio Manager	Dollar Range of Equity Securities in each Series of the Trust
Tim Bray, CFA, CAIA, CDDA	$100,001-$500,000 in the MyDestination 2035 Fund
$10,001-$50,000 in the Strategic Alternatives Fund
$100,001-$500,000 in the Defensive Market Strategies Fund
$10,001-$50,000 in the Equity Index Fund
$10,001-$50,000 in the Emerging Markets Equity Fund
Brandon Pizzurro, CFP®	$10,001-$50,000 in the MyDestination 2055 Fund
$1-$10,000 in the Strategic Alternatives Fund
$10,001-$50,000 in the Defensive Market Strategies Fund
$1-$10,000 in the Global Real Estate Securities Fund
$10,001-$50,000 in the Value Equity Fund
$10,001-$50,000 in the Growth Equity Fund
$10,001-$50,000 in the Small Cap Equity Fund
$10,001-$50,000 in the International Equity Fund
$10,001-$50,000 in the Emerging Markets Equity Fund
David S. Spika, CFA	$500,001-$1,000,000 in the MyDestination 2025 Fund
$500,001-$1,000,000 in the MyDestination 2035 Fund
$50,001-$100,000 in the Money Market Fund
$100,001-$500,000 in the Medium-Duration Bond Fund
$100,001-$500,000 in the Global Bond Fund
$100,001-$500,000 in the Strategic Alternatives Fund
$100,001-$500,000 in the Defensive Market Strategies Fund
$100,001-$500,000 in the Equity Index Fund
$100,001-$500,000 in the Global Real Estate Securities Fund
$100,001-$500,000 in the Small Cap Equity Fund
$100,001-$500,000 in the International Equity Fund
$100,001-$500,000 in the Emerging Markets Equity Fund
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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